SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of calculation of basic and diluted net income (loss) per share

	Year ended December 31,
	2019	2020	2021
Numerator:
Net loss attributable to Ordinary shareholders	$(8,367)	$(8,882)	$(27,271)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	33,815,448	40,274,935	40,534,697
Net loss per share attributable to ordinary shareholders, basic and diluted	(0.25)	(0.22)	(0.67)

CIK 0001822935 Healthcare Capital Corp
Schedule of common stock reflected in the balance sheet

Gross proceeds	$275,000,000
Less:
Proceeds allocated to Public Warrants	(14,850,000)
Class A common stock issuance costs	(14,705,398)
Plus:
Accretion of carrying value to redemption value	29,555,398

Class A common stock subject to possible redemption	$275,000,000

Schedule of calculation of basic and diluted net income (loss) per share

			For the Period from
			August 18,
			2020 (Inception)
	Year Ended		Through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$6,928,490	$1,819,756	$—	$(1,374)
Denominator:
Basic weighted average shares outstanding	25,993,151	6,827,055	—	6,250,000

Basic net income per common stock	$0.27	$0.27	$—	$(0.00)

			For the Period from
			August 18,
			2020 (Inception)
	Year Ended		Through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$6,928,490	$1,829,862	$—	$—
Denominator:
Diluted weighted average shares outstanding	25,993,151	6,875,000	—	—

Diluted net income per common stock	$0.27	$0.27	$—	$—